Issued share capital, share premium account and share options - Share premium account (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Balance at beginning of year	€ 1,404.3	€ 1,379.9
Balance at end of year	1,421.6	1,404.3	€ 1,379.9
Share Premium Account
Balance at beginning of year	1,404.3	1,379.9	1,328.2
Net proceeds from shares issued	4.9	16.4	31.7
Share premium receivable on shares issued	12.4	8.0	20.0
Balance at end of year	€ 1,421.6	€ 1,404.3	€ 1,379.9